Segment and Geographic Information Geographic revenue and property and equipment, net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Segment Reporting Information [Line Items]
Revenue	$ 3,254	$ 3,628	$ 14,195	$ 14,476	$ 14,597
Property and Equipment, Net			2,184	2,441	2,496
Total Assets	10,866		11,251	11,189	16,120
Capital Expenditures			568	829	972
Percentage of revenues derived from the US federal government (in hundredths)			31.00%	32.00%	33.00%
Percentage of accounts receivable due from the US federal government (in hundredths)			30.00%	33.00%
Maximum percentage of revenues from transactions with a single commercial customer (in hundredths)			10.00%	10.00%	10.00%
United States [Member]
Segment Reporting Information [Line Items]
Revenue			8,571	8,603	8,938
Property and Equipment, Net			1,273	1,406	1,396
Total Assets			6,454	6,198	6,855
Capital Expenditures			290	444	577
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue			1,729	1,576	1,869
Property and Equipment, Net			320	367	403
Total Assets			1,389	1,329	2,998
Capital Expenditures			70	77	116
Other Europe [Member]
Segment Reporting Information [Line Items]
Revenue			2,193	2,430	2,276
Property and Equipment, Net			217	237	291
Total Assets			1,487	1,115	3,884
Capital Expenditures			80	90	100
Other International [Member]
Segment Reporting Information [Line Items]
Revenue			1,702	1,867	1,514
Property and Equipment, Net			374	431	406
Total Assets			1,921	2,547	2,383
Capital Expenditures			$ 128	$ 218	$ 179